Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.8%
	COMMUNICATIONS — 6.6%
88,066	Alphabet, Inc. - Class A*	$8,423,513
20,526	Walt Disney Co.*	1,936,218
		10,359,731
	CONSUMER DISCRETIONARY — 11.5%
54,872	Amazon.com, Inc.*	6,200,536
9,070	Dollar General Corp.	2,175,530
75,365	General Motors Co.	2,418,463
11,312	Home Depot, Inc.	3,121,433
14,813	Marriott International, Inc. - Class A	2,075,894
3,082	O'Reilly Automotive, Inc.*	2,167,725
		18,159,581
	CONSUMER STAPLES — 6.6%
7,187	Costco Wholesale Corp.	3,394,204
60,717	Darling Ingredients, Inc.*	4,016,430
8,180	Estee Lauder Cos., Inc. - Class A	1,766,062
7,785	PepsiCo, Inc.	1,270,979
		10,447,675
	ENERGY — 2.7%
43,000	Halliburton Co.	1,058,660
38,902	Phillips 66	3,140,169
		4,198,829
	FINANCIALS — 10.5%
13,288	Ameriprise Financial, Inc.	3,347,912
104,482	Bank of America Corp.	3,155,356
20,342	Chubb Ltd.[1]	3,699,803
30,988	Intercontinental Exchange, Inc.	2,799,766
33,537	JPMorgan Chase & Co.	3,504,616
		16,507,453
	HEALTH CARE — 16.5%
34,991	Abbott Laboratories	3,385,729
244,364	Adaptive Biotechnologies Corp.*	1,739,871
14,660	Becton, Dickinson and Co.	3,266,688
8,767	Bio-Techne Corp.	2,489,828
42,536	Bristol-Myers Squibb Co.	3,023,884
28,908	Catalent, Inc.*	2,091,783
15,008	Cigna Corp.	4,164,270

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
24,000	Guardant Health, Inc.*	$1,291,920
6,900	Teleflex, Inc.	1,390,074
6,020	Thermo Fisher Scientific, Inc.	3,053,284
		25,897,331
	INDUSTRIALS — 9.9%
32,903	AMETEK, Inc.	3,731,529
10,718	Chart Industries, Inc.*	1,975,863
14,803	Honeywell International, Inc.	2,471,657
19,041	Norfolk Southern Corp.	3,991,946
45,003	Spirit AeroSystems Holdings, Inc. - Class A	986,466
16,928	Trane Technologies PLC	2,451,344
		15,608,805
	MATERIALS — 1.9%
18,824	Avery Dennison Corp.	3,062,665
	REAL ESTATE — 1.6%
9,644	Alexandria Real Estate Equities, Inc. - REIT	1,351,992
11,630	Prologis, Inc.	1,181,608
		2,533,600
	TECHNOLOGY — 24.7%
11,763	Accenture PLC - Class A	3,026,620
79,571	Apple, Inc.	10,996,712
21,304	Applied Materials, Inc.	1,745,437
8,589	Broadcom, Inc.	3,813,602
18,622	Microchip Technology, Inc.	1,136,501
49,006	Microsoft Corp.	11,413,497
15,698	NVIDIA Corp.	1,905,580
5,641	ServiceNow, Inc.*	2,130,098
14,875	Visa, Inc. - Class A	2,642,544
		38,810,591
	UTILITIES — 3.3%
17,422	American Water Works Co., Inc.	2,267,648
37,776	NextEra Energy, Inc.	2,962,016
		5,229,664
	TOTAL COMMON STOCKS
	(Cost $156,590,135)	150,815,925

Aristotle Core Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 2.5%
$3,892,182	UMB Bank Demand Deposit, 0.01%[2]	$3,892,182
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,892,182)	3,892,182
	TOTAL INVESTMENTS — 98.3%
	(Cost $160,482,317)	154,708,107
	Other Assets in Excess of Liabilities — 1.7%	2,744,193
	TOTAL NET ASSETS — 100.0%	$157,452,300

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.